Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Loss for the year	£ (29,353)	£ (18,997)	£ (27,632)
Adjustments for:
Income tax credit	(1,168)	(3,454)	(4,398)
Amortization and depreciation	274	522	575
Impairment of intangible assets	0	33	503
Movement in provisions	(40)	10	(4,109)
Finance income	(386)	(358)	(754)
Finance expense	12,648	0	0
Interest expense on lease liabilities	20	17	29
Share-based payments	10,028	1,646	3,857
Net foreign exchange losses (gains)	194	(369)	1,176
Cash flows from (used in) operations before changes in working capital	(7,783)	(20,950)	(30,753)
Movements in working capital:
Decrease in prepayments, accrued income and other receivables	109	1,737	1,234
Decrease in trade payables	(2,183)	(670)	(1,428)
Decrease in payroll taxes, social security and accrued expenditure	(1,598)	(3,250)	(1,087)
Movements in working capital	(3,672)	(2,183)	(1,281)
Cash used in operations	(11,455)	(23,133)	(32,034)
Net income tax received	3,988	4,015	5,595
Net cash used in operating activities	(7,467)	(19,118)	(26,439)
Cash flows from investing activities
Interest received	352	372	770
Payments for property, plant and equipment	0	(4)	(4)
Payments for intangible assets	(193)	(289)	(474)
Repayment of other assets	0	0	2,596
Net cash from investing activities	159	79	2,888
Cash flows from financing activities
Payments of lease liabilities	(54)	(223)	(270)
Proceeds from issue of share capital - exercise of share options	1	7	4
Proceeds from issue of share capital	20,185	8,729	249
Proceeds from exercise of warrants	4,436	0	0
Proceeds from issue of warrants	4,439	0	0
Payment for cancellation of warrants	(2,655)	0	0
Share issue expenses	(1,346)	(329)	(36)
Net cash from (used in) financing activities	25,006	8,184	(53)
Net increase (decrease) in cash and cash equivalents	17,698	(10,855)	(23,604)
Cash and cash equivalents at beginning of year	6,749	17,225	41,912
Effect of exchange rate changes on cash and cash equivalents	(196)	379	(1,083)
Cash and cash equivalents at end of year	£ 24,251	£ 6,749	£ 17,225